Beau Yanoshik

+1.202.373.6133

beau.yanoshik@morganlewis.com

June 26, 2024

VIA EDGAR

Filing Room

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	SSGA Active Trust (File Nos. 333-173276 and 811-22542)

Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of our client, SSGA Active Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, Post-Effective Amendment No. 215 to the Trust’s Registration Statement on Form N-1A (Amendment No. 221 to the Trust’s Registration Statement on Form N-1A under the Investment Company Act of 1940) (the “Amendment”). The purpose of the Amendment is to register the SPDR® Galaxy Hedged Digital Asset Ecosystem ETF, SPDR® Galaxy Digital Asset Ecosystem ETF, and SPDR® Galaxy Emerging Technology Enablers ETF as new series of the Trust.

Please contact me at (202) 373-6133 with your questions or comments.

Sincerely,

/s/ Beau Yanoshik
Beau Yanoshik

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW Washington, DC 20004 United States	+1.202.739.3000 +1.202.739.3001